Prepaid expenses	12 Months Ended
Dec. 31, 2025
Prepayments [Abstract]
Prepaid expenses
12. Prepaid expenses

	2025	2024
Prepaid taxes	$12,242	$19,293
Prepaid commissions	3,858	3,186
Prepaid insurance	400	462
Prepaid to supplier	44,143	28,222
	$60,643	$51,163
Current	$55,209	$42,926
Non-current	5,434	8,237
	$60,643	$51,163

The current portion of prepaid taxes amounts to $9.9 million and mainly includes tax advance of VAT, and withholdings taxes (2024: $11.1 million). The non-current portion of prepaid expenses mainly include tax credits for $2.3 million (2024: $8.2 million).
Prepaid to supplier mainly includes operating expenses related to aircraft rent, fuel and maintenance services.